FINANCIAL INSTRUMENTS (Schedule of Exchange Rate Risk) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
US Dollars [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange financial assets | $	$ 27,562		$ 22,292
Foreign exchange financial liabilities | $	$ 3,162		$ 3,485
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange financial assets | €		€ 11,751		€ 8,082
Foreign exchange financial liabilities | €		€ 9,249		€ 5,677